Consolidated Statement of Changes In Equity - USD ($) $ in Thousands	Total	Capital	Additional paid-in capital	Other reserves	Retained earnings	Cumulative translation adjustment	Equity attributable to owners of the Parent	Non-controlling interests
Beginning balance at Dec. 31, 2018	$ 78,336	$ 1	$ 1,557		$ 73,341	$ (2,853)	$ 72,046	$ 6,290
Cumulative translation adjustment	(3,641)					(3,031)	(3,031)	(610)
Net income for the year	60,938				58,539		58,539	2,399
Dividends paid	(46,886)				(46,397)		(46,397)	(489)
Ending balance at Dec. 31, 2019	88,747	1	1,557		85,483	(5,884)	81,157	7,590
Cumulative translation adjustment	(3,774)				(1,503)	(360)	(1,863)	(1,911)
Net income for the year	61,840				62,209		62,209	(369)
Dividends paid	(64,481)				(60,929)		(60,929)	(3,552)
Dividends declared	(23,259)				(23,259)		(23,259)
Ending balance at Dec. 31, 2020	59,073	1	1,557		62,001	(6,244)	57,315	1,758
Cumulative translation adjustment	(3,466)					(3,378)	(3,378)	(88)
Net income for the year	121,191				122,476	0	122,476	(1,285)
Dividends declared	(96,529)				(96,529)	0	(96,529)	0
Share Split		11	(11)
Capital issuance	510,299	3	510,296				510,299
Transactions costs	(27,047)		(27,047)				(27,047)
Grant of share based incentive plan	764			$ 764			764
Changes in interest of subsidiaries			385				385	(385)
Ending balance at Dec. 31, 2021	$ 564,285	$ 15	$ 485,180	$ 764	$ 87,948	$ (9,622)	$ 564,285	$ 0